Note 3 - Cash and Cash Equivalents	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
3.	Cash and cash equivalents

Cash and cash equivalents consists of cash of
$832
thousand (
December 31, 2017 -
$3.225
million) and deposits in high interest savings accounts and other deposits having original maturities of three
months (or less) totaling
$14.224
million (
December 31, 2017 -
$7.406
million).